May 01, 2021
EQ ADVISORS TRUST
SM
1290 VT DoubleLine Opportunistic Bond Portfolio

SUPPLEMENT DATED JULY 23, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following change is being made to the Portfolio’s Summary Prospectus and Prospectus:

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second sentence of the first paragraph is deleted in its entirety and replaced with the following:

For purposes of this investment policy, fixed income securities include direct and indirect investments in fixed income securities and investments in other investment companies (including investment companies advised by the
Sub-Adviser),
and financial instruments that derive their value from such securities.